Schedule of Expected Credit Loss Liability (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Pass [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pooled; rates	0.50%	0.50%
Pass [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pooled; rates	1.80%	1.80%
Elevated Risk [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pooled; rates	2.00%	3.20%
Elevated Risk [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pooled; rates	3.20%	9.20%
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 51,304,248	$ 52,058,853
Financing Receivable [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan balance of credit loss liability	29,779,662	35,544,024
Financing Receivable [Member] | Elevated Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan balance of credit loss liability	21,524,586	7,168,435
Financing Receivable [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve , specific risk credit loss liability		9,346,394
Finance Receivables Reserve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	557,205	1,091,772
Finance Receivables Reserve [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan balance of credit loss liability	314,761	406,066
Finance Receivables Reserve [Member] | Elevated Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan balance of credit loss liability	$ 242,444	296,304
Finance Receivables Reserve [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserve , specific risk credit loss liability		$ 389,402